Loans Principal, Interest and Financing Service Fee Receivables (Details) - Third Party Investors [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Carrying amount of loans	¥ 1,004,069,874	¥ 497,001,089
Net gains on sale of loans	149,631,456	75,959,140
Loans transferred to held-for-sale	586,206,781	370,700,724
Held-for-sale measured at fair value	¥ 76,013,067	¥ 66,698,869